Note to Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2021
Note to Consolidated Statements of Cash Flows
Schedule of reconciliation of net loss for the year to net cash used in operating activities

	Year Ended December 31,
	2021	2020	2019

	(in US$’000)
Net loss	(167,041)	(115,517)	(103,679)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization of finance costs	44	43	195
Depreciation and amortization	7,190	6,061	4,942
Gain from purchase of a subsidiary	—	—	(17)
Loss on disposals of property, plant and equipment	70	85	17
Provision for excess and obsolete inventories	(23)	65	316
Provision for credit losses	(76)	77	(25)
Share-based compensation expense—share options	16,365	8,737	7,173
Share-based compensation expense—LTIP	25,625	10,905	4,419
Equity in earnings of equity investees, net of tax	(60,617)	(79,046)	(40,700)
Dividends received from SHPL and HBYS	49,872	86,708	28,135
Changes in right-of-use assets	(3,727)	(2,197)	224
Fair value loss on Warrant	12,548	—	—
Gain from disposal of HBYS	(121,310)	—	—
Unrealized currency translation (gain)/loss	(2,505)	(6,149)	1,679
Changes in income tax balances	6,904	(1,111)	304
Changes in working capital
Accounts receivable	(35,634)	(4,693)	(271)
Other receivables, prepayments and deposits	(5,758)	(9,602)	(2,734)
Inventories	(16,002)	(3,623)	(4,215)
Accounts payable	9,565	7,651	(1,664)
Other payables, accruals and advance receipts	66,224	37,472	25,953
Lease liabilities	3,079	2,258	(101)
Deferred revenue	11,071	(158)	(709)
Other	(87)	(32)	(154)
Total changes in working capital	32,458	29,273	16,105
Net cash used in operating activities	(204,223)	(62,066)	(80,912)